Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Other Receivables
Schedule of the components of other receivables

	As of December 31
	2013	2014
	$	$
Components of other receivables are as follows:
Deposits (Note)	6,434,449	20,489,690
Cash advanced to staff	684,106	1,446,069
VAT receivable	8,395,774	58,378,785
Interest receivable	450,376	8,108,943
Other	516,327	240,139

Total	16,481,032	88,663,626

Note:	Deposits consist of amounts paid to vendors for advertising and rentals.